Common control transaction	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Common control transaction
Note 3 - Common control transaction
On September 14, 2020, Polestar Automotive (Shanghai) Co., Ltd (incorporated in the People’s Republic of China) (“Old Parent”) along with its consolidated subsidiaries ("Former Group") was restructured so that 100% of ownership interests in the Former Group were transitioned from Old Parent to Polestar Automotive (Singapore) Pte. Ltd, which is a wholly owned entity of Polestar Automotive Holding Limited (incorporated in Hong Kong) (“New Parent”). The restructuring represented a common control transaction rather than a business combination under the guidance in IFRS 3, Business Combinations (“IFRS 3”), because (1) the New Parent was a shell company that did not meet the definition of a business at the time of the transaction, (2) ultimate control of the Former Group was the same before and after the transaction, and (3) control of the Former Group was not transitory (i.e., organized to effect a ‘grooming’ transaction).
Accordingly, the restructuring was recognized using the historic value method (i.e., the assets and liabilities are measured using the existing book value) and the impact of the restructuring is reflected in the Consolidated Statement of Changes in Equity under the “Changes in the consolidated group” subheading. Additionally, the presentation of the Consolidated Statement of Changes in Equity was required to be adjusted following the restructuring. Prior to the restructuring, the concept of share capital did not exist under the
Old Parent’s limited company structure in China. Ownership interests were only represented by percentages of paid-in capital, as adjusted by accumulated losses and cumulative translation adjustments. Under the New Parent’s private company limited structure in Hong Kong, share capital was introduced to the Former Group’s equity and the Consolidated Statement of Changes in Equity. Therefore, capital infusions in the Old Parent are shown as other contributed capital in the Consolidated Statement of Changes in Equity prior to the restructuring. Total equity prior to the restructuring did not change, and restructuring resulted in issued share capital in the New Parent equivalent to the ownership percentages under the Old Parent.
Consideration transferred for the Former Group from the New Parent to the Old Parent under the restructuring was equal to the initial investment of the controlling owners in the Former Group. However, when the Polestar Group was separated from the Old Parent, the intercompany relationship between the Old Parent and the Former Group was severed. This resulted in the realization of accumulated gains in equity of $5,801 in the Old Parent, which were historically eliminated upon consolidation. The $5,801 adjustment to equity does not reflect cash consideration transferred, but rather, the non-cash impact of separating intercompany interests and changing parent entities under the same controlling owners.